Accounting policies	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Accounting policies
Accounting policies

The accounting policies set out below have been applied consistently to all periods in these Consolidated Financial Statements, unless otherwise noted.

Use of estimates
Preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Contract revenue
A substantial majority of the Company’s revenues are derived from dayrate based drilling contracts. We recognize dayrate revenues ratably over the contract period when services are rendered. Under some contracts, the Company is entitled to additional payments for meeting or exceeding certain performance targets. Such additional payments are recognized when any contingencies are resolved or upon completion of the drilling program.

The Company may receive lump sum fees for the mobilization of equipment and personnel or for capital additions and upgrades prior to commencement of drilling services. These up-front fees are recognized as revenue over the expected contract term. We may also receive fees for making capital upgrades during the contract. We recognize revenue for such fees over the expected remaining contract term.

In some cases, the Company may receive lump sum or dayrate based fees from customers for demobilization upon completion of a drilling contract, We recognize non-contingent demobilization fees as revenue over the expected contract term. We recognize revenue for contingent demobilization fees are recognized as earned upon completion of the drilling contract.

In some countries, the local government or taxing authority may assess taxes on our revenues. Such taxes may include sales taxes, use taxes, value-added taxes, gross receipts taxes and excise taxes. We generally record tax-assessed revenue transactions on a net basis.

Reimbursable revenue and expenses
Reimbursements received for the purchases of supplies, personnel services and other services provided on behalf of and at the request of our customers in accordance with a contract or agreement are recorded as revenue. The related costs are recorded as reimbursable expenses in the same period.

Related party revenues
Related party revenues relate to management support and administrative services provided to our associates in which we maintain an investment.

Other revenues
In a business combination there may exist unfavorable drilling contracts which are recorded at fair value at the date of acquisition. An unfavorable drilling contract is a contract that has a dayrate which differs from prevailing market rates at the time of acquisition. The net present values of such contracts are recorded as a liability at the purchase date and subsequently recognized as revenue over the contract term.
Other revenues also include amounts recognized as early termination fees under the offshore drilling contracts which have been terminated prior to the contract end date. Contract termination fees are recognized as and when any contingencies or uncertainties are resolved.

Mobilization and demobilization expenses
We incur costs to prepare a drilling unit for a new customer contract and to move the rig to the contract location. We recognize the expense for such mobilization costs over the expected contract term.
We incur costs to transfer a drilling unit to a safe harbor or different geographic area at the end of a contract. We expense such demobilization costs as incurred. We also expense any costs incurred to relocate drilling units that are not under contract.

Vessel and Rig Operating Expenses
Vessel and rig operating expenses are costs associated with operating a drilling unit that is either in operation or stacked, and include the remuneration of offshore crews and related costs, supplies, insurance costs, expenses for repairs and maintenance as well as costs related to onshore personnel in various locations where we operate the drilling units and are expensed as incurred.

Repairs, maintenance and periodic surveys
Costs related to periodic surveys of drilling rigs are capitalized under drilling rigs and amortized over the anticipated period between overhauls, which is generally five years. Related costs are primarily shipyard costs and the cost of employees directly involved in the work. We include amortization costs for periodic overhauls in depreciation and amortization expense. Costs for other repair and maintenance activities are included in vessel and rig operating expenses and expensed as incurred.

Foreign currencies
The Company and its subsidiaries use the U.S. dollar as their functional currency because most of our revenues and expenses are denominated in U.S. dollars. Accordingly, the Company’s reporting currency is also U.S. dollars.

Transactions in foreign currencies are translated into U.S. dollar at the rates of exchange in effect on the date of the transaction. Foreign currency assets and liabilities are translated using rates of exchange at the balance sheet date. Gains and losses on foreign currency transactions are included in the Company’s Consolidated Statements of Operations.

Current and non-current classification
Receivables and liabilities (excluding deferred taxes) are classified as current assets and liabilities, respectively, if their maturity is within one year of the balance sheet date. Otherwise, they are classified as non-current assets and liabilities.

Cash and cash equivalents
Cash and cash equivalents consist of cash, bank deposits and highly liquid financial instruments with original maturities of three months or less.

Restricted cash
Restricted cash consists of bank deposits which have been pledged as collateral for certain guarantees issued by a bank or minimum deposits which must be maintained at all times in accordance with contractual arrangements. Restricted cash with maturities longer than one year are classified as non-current assets.

Receivables
Receivables, including accounts receivable, are recorded in the balance sheet at their nominal amount less an allowance for doubtful accounts. The Company establishes reserves for doubtful accounts on a case-by-case basis when it is unlikely that required payments of specific amounts will occur. In establishing these reserves, the Company considers the financial condition of the customer as well as specific circumstances related to the receivable, such as customer disputes. Receivable amounts determined as being unrecoverable are written off.

Newbuildings
The carrying value of rigs under construction ("Newbuildings") represents the accumulated costs at the balance sheet date. Cost components include payments for yard installments and variation orders, construction supervision, equipment, spare parts, capitalized interest, costs related to first time mobilization and commissioning costs. No charge for depreciation is made until commissioning of the newbuilding has been completed and it is ready for its intended use.

The Company may have option agreements with shipyards to order new drilling units at fixed or variable prices which require some or no additional payment upon exercise. Payments for drilling unit purchase options are capitalized at the time when option contracts are acquired or entered into. The Company reviews the expected future cash flows, which would result from the exercise of each option contract on a contract by contract basis to determine whether the carrying value of the option is recoverable.

Newbuildings are evaluated for impairment according to the impairment of long-lived assets accounting policy described below.

Capitalized interest
Interest expense is capitalized during construction of newbuildings based on accumulated expenditures for the applicable project at the Company’s current rate of borrowing. The amount of interest expense capitalized in an accounting period shall be determined by applying an interest rate (“the capitalization rate”) to the average amount of accumulated expenditures for the asset during the period. The capitalization rates used in an accounting period are based on the rates applicable to borrowings outstanding during the period. The Company does not capitalize amounts beyond the actual interest expense incurred in the period.

If the Company’s financing plans associate a specific new borrowing with a qualifying asset, the Company uses the rate on that loan as the capitalization rate to be applied to that portion of the average accumulated expenditures for the asset that this amount does not exceed the amount of the loan. If average accumulated expenditures for the asset exceed the amounts of loans associated with the asset, the capitalization rate to be applied to such excess shall be a weighted average of the rates applicable to other loans of the Company.

During Chapter 11 no interest on newbuildings has been capitalized as interest payments made during bankruptcy proceedings are treated as adequate protection payments.

Drilling units
Rigs, vessels and equipment are recorded at historical cost less accumulated depreciation. The cost of these assets, less estimated residual value is depreciated on a straight-line basis over their estimated remaining economic useful lives. The estimated residual value is taken to be offset by any decommissioning costs that may be incurred. The estimated economic useful life of our floaters and, jack-up rigs, when new, is 30 years.

Significant investments are capitalized and depreciated in accordance with the nature of the investment. Significant investments that are deemed to increase an asset's value for its remaining useful life are capitalized and depreciated over the remaining life of the asset.

Drilling units that are acquired in business combinations are recognized at fair value on date of acquisition.

Cost of property and equipment sold or retired, with the related accumulated depreciation and write-downs are removed from the balance sheet, and resulting gains or losses are included in the consolidated statement of operations.

Assets held for sale
Assets are classified as held for sale when all of the following criteria are met: Management, having the authority to approve the action, commits to a plan to sell the asset (disposal group), the asset is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets (disposal groups), an active program to locate a buyer and other actions required to complete the plan to sell the asset (disposal group) have been initiated, the sale of the asset (disposal group) is probable, and transfer of the asset (disposal group) is expected to qualify for recognition as a completed sale, within 1 year. The term probable refers to a future sale that is likely to occur, the asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

Discontinued operations
If the disposal of a component represents a strategic shift that has had (or will have) a major effect on our operations and financial results, then we present the results of that component as discontinued, provided that the component has either been disposed of or is classified as held for sale at the reporting date.

Equipment
Equipment is recorded at historical cost less accumulated depreciation and is depreciated over its estimated remaining useful life, which is between three and five years depending on the type of asset.

Impairment of Long-Lived Assets
The Company reviews the carrying value of the long-lived assets for impairment whenever events or changes indicate that the carrying amount of an asset may no longer be appropriate. The Company assesses recoverability of the carrying value of the asset by estimating the undiscounted future net cash flows expected to result from the asset, including eventual disposal. If the undiscounted future net cash flows are less than the carrying value of the asset, then the Company compares the carrying value of the intangible asset with the discounted future net cash flows, using relevant weighted average cost of capital to determine an impairment loss to be recognized during the period.

Defined benefit pension plans
The Company has several defined benefit plans which provide retirement, death and early termination benefits. The Company's net obligation is calculated separately for each plan by estimating the amount of the future benefit that employees have earned in return for their cumulative service.

The aggregated projected future benefit obligation is discounted to a present value, and the aggregated fair value of any plan assets is deducted. The discount rate is the market yield at the balance sheet date on government bonds in the relevant currency and based on terms consistent with the post-employment benefit obligations. The retirement benefits are generally a function of number of years of employment and amount of employees’ remuneration. The plans are primarily funded through payments to insurance companies. The Company records its pension costs in the period during which the services are rendered by the employees. Actuarial gains and losses are recognized in the consolidated statement of operations when the net cumulative unrecognized actuarial gains or losses for each individual plan at the end of the previous reporting year exceed 10% of the higher of the present value of the defined benefit obligation and the fair value of plan assets at that date. These gains and losses are recognized over the expected remaining working lives of the employees participating in the plans. Otherwise, recognition of actuarial gains and losses is included in other comprehensive income. Those amounts will be subsequently recognized as a component of net periodic pension cost on the same basis as the amounts recognized in accumulated other comprehensive income.

On retirement, or when an employee leaves the Company, the member's pension liability is transferred to the life insurance company administering the plan, and the pension plan no longer retains an obligation relating to the leaving member. This action is deemed to represent a settlement under US GAAP, as it represents the elimination of significant risks relating to the pension obligation and related assets. Under settlement accounting US GAAP requires a portion of the net unrealized actuarial gains/losses to be recognized through the Statement of Operations. The portion corresponds to the relative value of the obligation reduction as a result of the settlement. However, settlement accounting is not required if the cost of all settlements in a year is not deemed to be significant in the context of the plan. The Company deems the settlement not to be significant when the cost of settlements in the year is less than the sum of service cost and interest cost in the year. In this case the difference between the reduction in benefit obligation and the plan assets transferred to the life insurance company is recognized within "other comprehensive income", rather than being recognized in the Statement of Operations.

Treasury shares
Treasury shares are recognized at cost as a separate component of shareholders' equity. The purchase of treasury shares reduces the Company's share capital by the nominal value of the acquired treasury shares. The amount paid in excess of the nominal value is treated as a reduction of additional paid-in capital.

Derivative Financial Instruments and Hedging Activities
Historically, the Company's main derivative instruments included interest-rate swap agreements, cross currency swaps and forward exchange contracts which were recorded at fair value. Changes in the fair value of derivatives, which have not been designated as hedging instruments, are recorded as a gain or loss as a separate line item within "financial items" in our Consolidated Statement of Operations.

Changes in the fair value of any derivative instrument that has been formally designated as a hedge, are recognized in "Accumulated other comprehensive income/(loss)" in the Consolidated Balance Sheets. Any change in fair value relating to an ineffective portion of a designated hedge is recognized, in the Consolidated Statement of Operations. When the hedged item affects the income statement, the gain or loss included in Accumulated other comprehensive income is reported on the same line in the consolidated statements of operations as the hedged item.

Income taxes
North Atlantic is a Bermuda company that has a number of subsidiaries in various jurisdictions. Currently, the Company and its Bermudan subsidiaries are not required to pay taxes in Bermuda on ordinary income or capital gains as they qualify as exempt companies. The Company and its subsidiaries and have received written assurance from the Minister of Finance in Bermuda that it will be exempt from taxation until March 2035. Certain subsidiaries operate in other jurisdictions where taxes are imposed. Consequently, income taxes have been recorded in these jurisdictions when appropriate. Our income tax expense is based on our income and statutory tax rates in the various jurisdictions in which we operate. We provide for income taxes based on the tax laws and rates in effect in the countries in which operations are conducted and income is earned.

The determination and evaluation of our annual group income tax provision involves interpretation of tax laws in various jurisdictions in which we operate and requires significant judgment and use of estimates and assumptions regarding significant future events, such as amounts, timing and character of income, deductions and tax credits. There are certain transactions for which the ultimate tax determination is unclear due to uncertainty in the ordinary course of business. We recognize tax liabilities based on our assessment of whether our tax positions are more likely than not sustainable, based solely on the technical merits and considerations of the relevant taxing authority's widely understood administrative practices and precedence. Changes in tax laws, regulations, agreements, treaties, foreign currency exchange restrictions or our levels of operations or profitability in each jurisdiction may impact our tax liability in any given year. While our annual tax provision is based on the information available to us at the time, a number of years may elapse before the ultimate tax liabilities in certain tax jurisdictions are determined. Current income tax expense reflects an estimate of our income tax liability for the current year, withholding taxes, changes in prior year tax estimates as tax returns are filed, or from tax audit adjustments.

Income tax expense consists of taxes currently payable and changes in deferred tax assets and liabilities calculated according to local tax rules.

Deferred tax assets and liabilities are based on temporary differences that arise between carrying values used for financial reporting purposes and amounts used for taxation purposes of assets and liabilities and the future tax benefits of tax loss carry forwards.

Our deferred tax expense or benefit represents the change in the balance of deferred tax assets or liabilities as reflected on the balance sheet. Valuation allowances are determined to reduce deferred tax assets when it is more likely than not that some portion or all of the deferred tax assets will not be realized. To determine the amount of deferred tax assets and liabilities, as well as of the Valuation allowances, we must make estimates and certain assumptions regarding future taxable income, including where our drilling units are expected to be deployed, as well as other assumptions related to our future tax position. A change in such estimates and assumptions, along with any changes in tax laws, could require us to adjust the deferred tax assets, liabilities, or valuation allowances. The amount of deferred tax provided is based upon the expected manner of settlement of the carrying amount of assets and liabilities, using tax rates enacted at the balance sheet date. The impact of tax law changes is recognized in periods when the change is enacted.

Deferred charges
Loan related costs, including debt issuance, arrangement fees and legal expenses, are capitalized and presented in the balance sheet as a direct deduction from the carrying amount of the related debt liability, and amortized over the term of the related loan and the amortization is included in interest expense.

Share-based compensation
The Company has an employee share ownership plan under which our employees, directors and officers may be allocated options to subscribe for new shares in the ultimate parent, Seadrill Limited. The compensation cost for share options is recognized as an expense over the service period based on the fair value of the options granted.
The fair value of the share options issued under employee share option plans is determined at grant date taking into account the terms and conditions upon which the options are granted, and using a valuation technique that is consistent with generally accepted valuation methodologies for pricing financial instruments, and that incorporates all factors and assumptions that knowledgeable, willing market participants would consider in determining fair value. The fair value of the share options is recognized as personnel expenses with a corresponding increase in equity over the period during which the employees become unconditionally entitled to the options. Compensation cost is initially recognized based upon options expected to vest with appropriate adjustments to reflect actual forfeitures. National insurance contributions arising from such incentive programs are expensed when the options are exercised.

The Company also has a Restricted Stock Unit (“RSU”) plan where the holder of an award is entitled to receive shares if still employed at the end of the three year vesting period. There is no requirement for the holder to pay for the share on grant or vesting of the award.

The fair value of the RSU award is calculated as the market share price on grant date. The fair value of the awards expected to vest is recognized as compensation cost straight-line over the vesting period.

Loss contingencies
The Company recognizes a provision in the consolidated balance sheet where the Company has a present legal or constructive obligation as a result of a past event, and it is probable that an outflow of economic benefits will be required to settle the obligation and a reliable estimate of the amount can be made. If the effect is material, provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and, where appropriate, the risks specific to the liability.
Related parties
Parties are related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also related if they are subject to common control or common significant influence.

Earnings per share
Basic earnings per share ("EPS") is calculated based on the income (loss) for the period available to common stockholders divided by the weighted average number of shares outstanding for basic EPS for the period. Diluted EPS includes the effect of the assumed conversion of potentially dilutive instruments. The determination of dilutive earnings per share may require the Company to make adjustments to net income and the weighted average shares outstanding.

Recently Adopted Accounting Standards

We adopted the following accounting standard updates ("ASUs") in the year, none of which had any impact on our consolidated financial statements and related disclosures:

•	ASU 2016-05 - Derivatives and Hedging (Topic 815): Effect of Derivative Contract Novations on Existing Hedge Accounting Relationships (a consensus of the Emerging Issues Task Force)

•	ASU 2016-06 - Derivatives and Hedging (Topic 815): Contingent Put and Call Options in Debt Instruments (a consensus of the Emerging Issues Task Force)

•	ASU 2016-07 - Investments-Equity Method and Joint Ventures (Topic 323): Simplifying the Transition to the Equity Method of Accounting

•	ASU 2016-09 - Compensation-Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting

•	ASU 2016-17 - Consolidation (Topic 810): Interests Held through Related Parties that are under Common Control

•	ASU 2016-19 - Technical Corrections and Improvements

Recently Issued Accounting Standards

The FASB have issued the following ASUs that we have not yet adopted but which could affect our consolidated financial statements and related disclosures in future periods.

•	ASU 2014-09 - Revenue from Contracts with Customers (also 2016-8, 2016-10, 2016-11, 2016-12, 2016-20, 2017-13, 2017-14)

•	ASU 2016-01 - Financial Instruments — Recognition and Measurement of Financial Assets and Financial Liabilities

•	ASU 2016-02 - Leases

•	ASU 2016-13 - Financial Instruments — Measurement of Credit Losses on Financial Instruments

•	ASU 2016-15 - Statement of Cash Flows — Classification of Certain Cash Receipts and Cash Payments

•	ASU 2016-16 - Income taxes — Intra-Entity Transfers of Assets other than Inventory

•	ASU 2016-18 - Statement of Cash Flows — Restricted Cash

•	ASU 2017-01 - Business Combinations — Clarifying the Definition of a Business

•	ASU 2017-04 - Intangibles — Simplifying the Test for Goodwill Impairment

•	ASU 2017-05 - Other Income—Gains and Losses from the Derecognition of Nonfinancial Assets ASU 2014-09 - Revenue from contracts with customer

ASU 2014-09 - Revenue from contracts with customers
In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers, which provides new authoritative guidance on the methods of revenue recognition and related disclosure requirements. This new standard supersedes all existing revenue recognition requirements, including most industry-specific guidance. The Company will be required to apply this standard for the year ended December 31, 2018 and for interim periods within that year.
The Company has substantially completed the work to implement the new standard and does not expect the pattern of revenue recognition to materially change as a consequence of adopting the new guidance. The Company plans to use the modified retrospective method to transition to the new standard. This method requires the application of the new standard to all outstanding contracts as of January 1, 2018. Under this method the Company records the cumulative effect of applying the new standard as an adjustment to opening retained earnings.
To apply the standard, the Company was required to assess the core promise made to customers under a drilling contract. The Company has assessed that the core promise is to stand ready to provide drilling services, as directed by customers, over the operating period of a contract. The Company has concluded that this promise is provided as a series of distinct services that are substantially the same and have the same pattern of transfer to the customer. Therefore, the Company follows the so-called series guidance and treats the series of distinct services as a single performance obligation.
Under the series guidance the Company allocates variable contract revenue to either the entire contract or individual periods during the contract, depending on what the variable contract revenue relates to. The Company has concluded that dayrate and bonus revenue relate to individual periods and allocates them accordingly. Mobilization and demobilization revenues don't relate to specific periods and the Company has concluded that it will be allocated to the entire contract, subject to the constraint around revenue reversals which is explained below.
To apply the ASC 606 revenue model, the Company will be required to estimate the value of each component of variable contract revenue each reporting period. The Company will then recognize revenue equal to the estimated value of contract revenue that has been allocated to the current reporting period plus any change in the estimated value of contract revenue that has been allocated to previous reporting periods.
The Company will generally use the most likely amount basis to form estimates of variable contract revenue. However, if there is a range of potential outcomes for a component of variable revenue under a contract it may be appropriate to use an expected value basis instead. The Company only includes estimates of variable contract revenue to the extent that it is probable that there will not be a significant reversal of revenue in a future reporting period.
The application of this revenue model leads to a similar revenue recognition to the approach previously followed under ASC 605. However, the Company has identified several potential differences as set out below:

•
Under ASC 605 the Company recognized contingent demobilization fees as the demobilization was performed at the end of the contract. Under ASC 606 the Company will estimate the amount of contingent demobilization fees each reporting period and recognize the estimated fees over the expected contract term, subject to the constraint that it must be probable that this will not result in a subsequent reversal of revenue in future periods ("reversal constraint").Under ASC 605 the Company recognized disputed dayrates when the revenue became fixed or determinable. Under ASC 606 the Company will estimate the amount of disputed dayrate billings and recognize the estimated amount as revenue in the period the disputed dayrates related to, subject to the reversal constraint.

•
Under ASC 605 the Company recognized contingent early termination fees on a daily basis over the termination period. Under ASC 606 the Company will estimate the amount of early termination fees for any contract that has been early terminated. We will recognize this amount as revenue at the point the contract is early terminated, subject to the reversal constraint.

•
Under ASC 605 the Company did not allocate revenue to customer options. Under ASC 606 the Company will assess whether a customer option provides a material right to the customer. Where a contract includes a customer option that provides a material right we will allocate a proportion of contract revenue to the material right and recognize this either at the point the option expires or when the additional services are provided.

•
Under ASC 605 the Company applied the terms of contract modifications or extensions from the point they became effective. Where a contract was extended we changed the period over which unamortized mobilization revenue was taken to income. Under ASC 606 the Company will account for contract modifications either as separate contracts, a single combined contract or under the cumulative catch up method, depending on the terms of the modification.

As part of the implementation the Company has assessed the open contracts at January 1, 2018 (the "transition date").
Based on the implementation work to date the Company has not identified any material adjustments at the transition date and does not expect material differences between revenue under ASC 605 and ASC 606 going forward. This assessment may change as the Company finalizes work to implement the new standard.

ASU 2016-01 Financial Instruments - Recognition and Measurement of Financial Assets and Financial Liabilities
In January 2016, the FASB issued ASU 2016-01, Financial Instruments—Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities, which made targeted improvements to the recognition and measurement of financial assets and financial liabilities.
The update changes how entities measure equity investments that do not result in consolidation and are not accounted for under the equity method and how they present changes in the fair value of financial liabilities measured under the fair value option that are attributable to their own credit. The new guidance also changes certain disclosure requirements and other aspects of current US GAAP. The guidance will be effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years and early adoption is permitted in some cases. The Company is in the process of evaluating the impact of this standard update on its consolidated financial statements and related disclosures.
ASU 2016-02 - Leases
In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The update requires an entity to recognize right-of-use assets and lease liabilities on its balance sheet and disclose key information about leasing arrangements. It also offers specific accounting guidance for a lessee, a lessor and sale and leaseback transactions. Lessees and lessors are required to disclose qualitative and quantitative information about leasing arrangements to enable a user of the financial statements to assess the amount, timing and uncertainty of cash flows arising from leases. The guidance will be effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years and early adoption is permitted, using a modified retrospective application.
The Company has started assessing the impact of this standard update on its Consolidated Financial Statements and related disclosures. It has determined that its drilling contracts contain a lease component and therefore adoption of this standard will result in increased disclosure of the Company’s leasing arrangements and may affect the way the Company recognizes revenues associated with the lease and revenue components. Based on the work to date, the Company does not expect the pattern of revenue recognition to change significantly compared to current accounting standards.

The Company is consulting with other drilling companies to fully determine recognition and disclosure under the new standard. The Company may change its initial assessment as it completes the implementation process.

ASU 2016-09 - Compensation-Stock Compensation
In March 2016, the FASB issued ASU 2016-09, Compensation-Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting. The update simplifies the accounting for share based payment transactions. The guidance will be effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years and early adoption is permitted. The Company does not expect the adoption of this standard to have a material impact on its consolidated financial statements and related disclosures.

ASU 2016-13 - Financial Instruments - Measurement of Credit Losses on Financial Instruments
In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which revises guidance for the accounting for credit losses on financial instruments within its scope. The new standard introduces an approach, based on expected losses, to estimate credit losses on certain types of financial instruments and modifies the impairment model for available-for-sale debt securities. The guidance will be effective for annual and interim periods beginning after December 15, 2019, with early adoption permitted only from January 1, 2019. Entities are required to apply the standard’s provisions as a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is adopted.
The Company is in the early stage of evaluating the impact of this standard update. The Company's customers are international oil companies, national oil companies and large independent oil companies. The Company's financial assets are primarily held with counter parties with high credit standing and have historically had a low incidence of bad debt expense. Therefore, the Company does not currently expect this guidance to significantly affect the consolidated financial statements and related disclosures when it adopts it.

ASU 2016-15 - Statement of Cash Flows - Classification of Certain Cash Receipts and Cash Payments
In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments based on a consensus of the Emerging Issues Task Force (EITF), to address the classification of certain cash receipts and cash payments on the statement of cash flows. The new guidance also clarifies how the predominance principle should be applied when cash receipts and cash payments have aspects of more than one class of cash flows. The standard will be effective for annual and interim periods beginning after December 15, 2017, with early adoption permitted. Entities are required to apply the guidance retrospectively.
The Company is in the process of evaluating the impact of this standard update on its consolidated financial statements and related disclosures.

ASU 2016-16 - Income taxes - Intra Entity Transfers of Assets other than Inventory
In October 2016, the FASB issued ASU 2016-16, Income Taxes (Topic 740): Income taxes Intra-Entity Transfers of Assets other than Inventory, which requires companies to recognize the income tax effects of intercompany sales or transfers of assets, other than inventory, in the income statement as income tax expense (or benefit) in the period of sale or transfer occurs. The exception to recognizing the income tax effects of intercompany sales or transfers of assets remains in place for intercompany inventory sales and transfers, i.e. companies will still be required to defer the income tax effects of intercompany inventory transactions. The standard will be effective for annual periods beginning after 15 December 2017, with early adoption permitted. Entities are required to apply the guidance on a modified retrospective basis, with the cumulative effect adjustment to retained earnings at the beginning of the period of adoption.

As a result of the modified retrospective application, we will reduce “Other current assets” in our Consolidated Balance Sheet with a cumulative adjustment to retained earnings of approximately $84 million as of January 1, 2018.

ASU 2016-18 - Statement of Cash Flows - Restricted Cash
In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, to address classification of activity related to restricted cash and restricted cash equivalents in the cash flows. The standard eliminates the presentation of transfers between cash and cash equivalents and restricted cash and restricted cash equivalents in the statement of cash flows. When cash, cash equivalents and restricted cash equivalents are presented in more than one line item on the balance sheet, a reconciliation of the totals in the cash flows to the related captions in the balance sheet are required, either on the face of the cash flow or in the notes to the Consolidated Financial Statements. Additional disclosures are required for the nature of the restricted cash and restricted cash equivalents. The standard will be effective for fiscal years beginning after 15 December 2017, and interim periods within those years.
The Company is in the process of evaluating the impact of this standard update on its consolidated financial statements and related disclosures.

ASU 2017-01 - Business Combinations - Clarifying the Definition of a Business
In January 2017, the FASB issued ASU 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business, which clarifies the definition of a business to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) or assets or businesses. The guidance will be effective for annual and interim periods beginning after December 15, 2017. Entities apply the guidance prospectively. We will apply this standard when we next undertake a business acquisition or disposal.

ASU 2017-05 - Other Income—Gains and Losses from the Derecognition of Non-financial Assets
In February 2017, the FASB issued 2017-05, Other Income - Gains and Losses from the Derecognition of Non-financial Assets (Subtopic 610-20): Clarifying the Scope of Asset Derecognition Guidance and Accounting for Partial Sales of Non-financial Assets. The standard update clarifies that a model consistent with ASC 606 and ASC 810 should be applied to sales of non-financial assets to non-customers. Under this guidance an entity would recognize a gain or loss in full when it transfers control of the asset. The effective date of the guidance will be effective for annual and interim periods beginning after December 15, 2017. The new guidance is consistent with our current practice and therefore the we do not expect this guidance to affect our consolidated financial statements and related disclosures when the we adopt it.

Other accounting standard updates issued by the FASB
As of March 31, 2018, the FASB have issued several further updates not included above. We do not currently expect any of these updates to affect our consolidated financial statements and related disclosures either on transition or in future periods.